Common Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Stock

11. Common Stock

The voting, dividend and liquidation rights of the holders of shares of the Company’s common stock were subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above and described in the Company’s final prospectus related to the IPO filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”) on August 6, 2021.

In June 2020, the Company issued and sold 21,250,000 shares of its common stock to Adimab upon formation of the Company for $0.00002 per share. In July 2020, such shares of common stock were repurchased by the Company from Adimab contemporaneous with the execution of the Adimab Assignment Agreement, pursuant to which the Company acquired certain intellectual property rights in exchange for the issuance of 5,000,000 shares of its Series A Preferred Stock. As of December 31, 2022 and 2021 the 21,250,000 shares of common stock repurchased from Adimab were retired and redesignated as authorized but unissued shares of the Company’s common stock. The fair value of the repurchased common stock was $0.004 per share, or $85,000 in the aggregate, as determined based on a third-party valuation (see Note 7).

In April 2021, the Company increased the number of shares of common stock authorized for issuance from 19,000,000 to 23,251,555 shares and increased the number of shares of preferred stock authorized for issuance from 12,647,934 to 16,944,484 shares, of which 4,296,550 shares were designated as Series C Preferred Stock.

As described in Note 10 above, in July 2021, the Company filed an amended and restated certificate of incorporation, which increased the Company’s authority to issue 150,000,000 shares of common stock. In August 2021, in connection with the closing of the IPO, the Company filed an amended and restated certificate of incorporation to, among other things, increase the number of authorized shares of common stock from 150,000,000 shares to 1,000,000,000 shares.

As of December 31, 2022, the Company had reserved 44,164,654 shares of common stock for the exercise of outstanding stock options and the issuance of awards available for grant under the Company’s 2020 Equity Incentive Plan, 2021 Equity Incentive Plan and 2021 Employee Stock Purchase Plan (see Note 12).

Shelf Registration Statement

In September 2022, the Company filed a shelf registration statement on Form S-3 with the SEC (File No. 333-267643) and accompanying base prospectus, which was declared effective by the SEC on October 5, 2022, for the offer and sale of up to $400 million of the Company’s securities.

Treasury Stock

In April and May 2021, the Company retired an aggregate of 22,600,000 shares of common stock held in treasury. Upon retirement, the shares were redesignated as authorized but unissued shares of the Company’s common stock.

In November 2021, the Company repurchased 468,751 shares of unvested restricted common stock at the original purchase price upon a termination of service during the vesting period. As of December 31, 2021, the shares of common stock repurchased were recorded as treasury stock in the accompanying consolidated balance sheets and consolidated statements of convertible preferred stock and stockholders’ equity (deficit) as such shares were not retired. The fair value of the repurchased common stock was insignificant.

In February and June 2022, the Company repurchased 1,158,089 and 992,648 shares of unvested restricted common stock, respectively, at the original purchase price upon a termination of service during the vesting period. The shares of common stock repurchased were recorded as treasury stock in the accompanying condensed consolidated balance sheets and consolidated statements of convertible preferred stock and stockholders’ equity (deficit) as such shares were not retired. The fair value of the repurchased common stock was insignificant.

In March and September 2022, the Company retired an aggregate of 1,626,840 and 992,648 shares of common stock, respectively, held in treasury. Upon retirement, the shares were redesignated as authorized but unissued shares of the Company’s common stock.

In March 2023, the Company repurchased 206,802 shares of unvested restricted common stock at the original purchase price upon a termination of service during the vesting period.

Stock Split

In July 2021, the Company effected a five-for-one stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios of each series of the Company’s preferred stock (see Note 10). Accordingly, all share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the Preferred Stock conversion ratios.

Initial Public Offering

In August 2021, the Company completed its IPO, pursuant to which it issued and sold 20,930,000 shares of its common stock at an initial public offering price of $17.00 per share, including 2,730,000 shares of its common stock pursuant to the full exercise of the underwriters’ option to purchase additional shares. The aggregate net proceeds received by the Company from the IPO were approximately $327.5 million, after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the IPO, all of the shares of the Company’s convertible preferred stock then outstanding converted into 84,722,420 shares of common stock. Upon the conversion of the convertible preferred stock, the Company reclassified the carrying value of the convertible preferred stock to common stock (at par value) and additional paid-in capital.